Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net Loss	$ (206,753)	$ (237,896)	$ (120,036)
Items that may be subsequently reclassified to profit and loss:
Exchange differences on translation of foreign operations from continuing operations	294	(462)	(344)
Exchange differences on translation of foreign operations from discontinued operations (note 5)	(692)	832	686
Reclassification of exchange differences on translation of foreign operations sold to consolidated statement of operations (note 5)	(1,449)
Total other comprehensive income (loss)	(1,847)	370	342
Total comprehensive loss	(208,600)	(237,526)	(119,694)
Total comprehensive income (loss) attributable to:
Non-controlling interests	(1,044)	(42,530)	(10,305)
Owners of the parent- Continuing operations	(232,886)	(197,760)	(111,989)
Owners of the parent- Discontinued operations	25,330	2,764	2,600
Total comprehensive loss	$ (208,600)	$ (237,526)	$ (119,694)